Organization and Business Description - Schedule of Operation of the UFG Entities (Details) - Variable Interest Entity [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operation of the UFG Entities [Line Items]
Net revenue	$ 10,185,183	$ 11,344,079	$ 9,365,730
Net income	$ 901,746	$ 2,060,482	$ 1,765,358